UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	B3	$ 489,296
690	5.125%, 1/01/37	1/15 at 100.00	B3	422,749
1,490	Total Consumer Discretionary			912,045
	Consumer Staples – 5.0% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,950	4.500%, 6/01/23	6/17 at 100.00	B1	2,771,024
12,105	4.750%, 6/01/34	6/17 at 100.00	B2	9,077,539
4,820	5.000%, 6/01/41	6/17 at 100.00	B2	3,637,413
19,875	Total Consumer Staples			15,485,976
	Education and Civic Organizations – 16.4% (11.4% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,042,660
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	2,012,380
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	519,435
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	Baa1	1,055,710
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	3,795,140
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	2,440,733
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	127,050
	2004L, 5.125%, 7/01/22 – NPFG Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1	1,375,761
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	2,904,484
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,331,077
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,616,198
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	189,671
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,669,650
	Series 2010C, 5.250%, 7/01/32
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	2,990,920
	Option Bond Trust 3922, 13.813%, 7/01/19 (IF)
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A2	1,621,133
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+	641,854
	5.500%, 7/01/23 – RAAI Insured
560	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	BBB+	561,254
	5.000%, 7/01/37 – RAAI Insured
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	1,501,314
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	BBB+	1,061,634
	2002A, 5.000%, 7/01/17 – RAAI Insured
450	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	490,001
	5.000%, 12/01/30
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/12 at 100.00	Aaa	2,006,320
	6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	2,183,560
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	791,122
	5.000%, 12/01/25
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	969,666
	5.750%, 12/01/27 (Alternative Minimum Tax)
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,396,462
	Bond Trust PA-4643, 20.037%, 6/01/30 (IF) (4)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	3/12 at 100.00	BBB	4,240,717
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,994,209
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,399,606
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa1	2,136,057
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa1	4,113,040
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	292,042
48,000	Total Education and Civic Organizations			51,470,860
	Financials – 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	5,276,450
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 21.2% (14.7% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	1,014,680
	2004A, 5.750%, 2/15/34
2,200	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,233,990
	2005A, 5.000%, 2/15/25
2,320	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	2,495,601
	Series 2008A, 5.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/12 at 100.00	N/R	5,994,720
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	1,628,174
	Tender Option Bond Trust 3018, 19.770%, 7/01/38 – AGC Insured (IF)
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	1,112,380
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	2,081,940
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,881,925
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,350,451
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	405,880
	Hospital, Series 2005A, 5.500%, 7/01/36
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	705,001
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	628,856
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
2,990	5.500%, 7/01/21	7/12 at 100.00	A3	3,071,507
20	5.625%, 7/01/31	7/12 at 100.00	A3	20,038
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A–	3,446,400
1,760	5.000%, 7/01/26	7/22 at 100.00	A–	1,996,139
3,585	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	3,784,971
	2007-I, 5.000%, 7/01/38 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,523,584
1,600	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,585,760
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	No Opt. Call	BBB	3,327,354
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,928,167
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,370,541
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	2,625,591
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,764,245
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	709,932
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,510,548
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,318,750
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	7/12 at 100.00	N/R	2,901,192
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
1,425	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/12 at 100.00	Baa2	1,426,055
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 -
	NPFG Insured
3,465	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,558,659
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
64,515	Total Health Care			66,403,031
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,987,380
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,131,186
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	4/12 at 100.00	Aaa	2,746,796
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
5,623	Total Housing/Multifamily			5,865,362
	Housing/Single Family – 4.9% (3.4% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	10,698,499
	Series 2011A, 4.450%, 10/01/25
335	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	339,040
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,210	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/12 at 100.00	Aaa	2,212,122
	Bonds, Series 2001A, 5.200%, 12/01/33
2,210	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/12 at 100.00	Aaa	2,211,702
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)
14,755	Total Housing/Single Family			15,461,363
	Long-Term Care – 2.6% (1.8% of Total Investments)
1,660	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,572,319
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens	11/14 at 100.00	N/R	1,162,969
	at Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,650	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/14 at 100.00	Aaa	2,731,700
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 100.00	A–	608,388
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,133,616
	Jersey, Series 2002, 5.250%, 6/01/32
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good	7/12 at 100.00	N/R	930,600
	Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured
8,130	Total Long-Term Care			8,139,592
	Tax Obligation/General – 4.8% (3.3% of Total Investments)
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	4,734,902
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,098,851
	5.000%, 8/01/27
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	No Opt. Call	AA+	2,420,414
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	2,830,180
	Bonds, Series 2011, 5.000%, 6/15/41
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,810,024
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,977,236
13,510	Total Tax Obligation/General			14,871,607
	Tax Obligation/Limited – 39.8% (27.6% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,390,375
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,457,036
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,297,713
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,131,830
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,603,989
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,886,540
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,711,347
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,169,167
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,635,545
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	N/R	1,517,048
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	6,119,406
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,979,443
2,500	5.750%, 6/15/29	6/14 at 100.00	BBB	2,613,800
5,750	5.750%, 6/15/34	6/14 at 100.00	BBB	5,970,628
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA–	4,937,268
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,435,850
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	210,059
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	347,636
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	2,096,301
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	4,192,603
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA–	2,156,674
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+	2,573,900
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	3,192,281
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	4,771,973
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	909,789
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,242,066
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,170,066
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	5,016,720
	Appreciation Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	5,459,323
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	5,047,518
	5.500%, 12/15/16 – NPFG Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA–	4,310,392
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	3,716,400
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	5,398,204
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	5,062,864
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	2,805,475
	5.000%, 12/15/26 – AMBAC Insured
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	5,057,596
	5.000%, 12/15/24
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3	1,706,575
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	1,316,262
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,295,940
	2010C, 6.000%, 8/01/39
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,984,525
	2011A-1, 5.000%, 8/01/43
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,764,164
	Lien Series 2010B, 5.250%, 10/01/29
147,645	Total Tax Obligation/Limited			124,662,291
	Transportation – 27.5% (19.1% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A–	2,362,770
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,135,980
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,308,917
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,590,690
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,082,410
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,539,283
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/20 at 100.00	AA–	2,965,654
	District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/12 at 100.00	N/R	788,730
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	3,684,312
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	190,822
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,058,789
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,618,011
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,398,560
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	1,389,125
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	7,602,909
3,000	5.000%, 12/01/34	No Opt. Call	Aa2	3,202,710
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	1,389,360
	Eighth Series 2008, Trust 2920, 17.574%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	2,090,180
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	Aa2	2,320,880
5,000	5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	Aa2	5,086,250
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	3,598,630
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	6,605,594
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	BBB	12,129,874
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,025,580
	2002K, 5.100%, 1/01/33
84,165	Total Transportation			86,166,020
	U.S. Guaranteed – 11.7% (8.1% of Total Investments) (6)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (6)	2,609,175
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16 (Pre-refunded 9/15/13)	9/13 at 100.00	AAA	1,080,790
2,000	5.250%, 9/15/18 (Pre-refunded 9/15/13)	9/13 at 100.00	AAA	2,161,580
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A2 (6)	1,604,550
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (6)	2,282,049
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A2 (6)	1,535,071
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	2,303,400
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	1,353,248
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	A2 (6)	2,040,340
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (6)	1,388,309
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,325,685
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	2,080,050
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (6)	3,026,190
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (6)	2,163,200
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	209,027
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	67,626
1,930	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	2,174,087
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (6)	1,367,275
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	3,058,470
	Series 2002, 6.000%, 6/01/37 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
125	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	127,489
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,801,479
33,535	Total U.S. Guaranteed			36,759,090
	Utilities – 1.5% (1.1% of Total Investments)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,217,818
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,530,200
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
	Minimum Tax)
4,555	Total Utilities			4,748,018
	Water and Sewer – 4.9% (3.4% of Total Investments)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,831,550
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,911,850
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,038,870
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	3,357,750
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	1,173,636
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,055,650
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,049,560
14,665	Total Water and Sewer			15,418,866
$ 465,463	Total Investments (cost $428,842,962) – 144.2%			451,640,571
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.1)% (7)			(144,300,000)
	Other Assets Less Liabilities – 1.9%			5,831,133
	Net Assets Applicable to Common Shares – 100%			$ 313,171,704

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$451,640,571	$—	$451,640,571

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $428,590,721.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$28,252,794
Depreciation	(5,202,944)
Net unrealized appreciation (depreciation) of investments	$23,049,850

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012